Tax (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Tax on (loss)/Profit
Tax on (loss)/profit

	2020 $m	2019 $m	2018 $m
Current tax

UK corporation tax at 19.00%:

Current period	—	5	10

Adjustments in respect of prior periods	(2)	13	4

	(2)	18	14

Foreign tax:

Current period	43	154	95

Benefit of tax reliefs on which no deferred tax previously recognised	(2)	(2)	(1)

Adjustments in respect of prior periods	(5)	(11)	(13)

	36	141	81

	34	159	95

Deferred tax

Origination and reversal of temporary differences	(35)	11	39

Changes in tax rates and tax laws	(8)	2	1

Adjustments to estimated recoverable deferred tax assets a	(14)	(2)	(2)

Reduction in deferred tax expense by previously unrecognised deferred tax assets	(1)	—	—

Adjustments in respect of prior periods	4	(14)	(1)

	(54)	(3)	37

Income tax (credit)/charge for the year	(20)	156	132

Analysed as tax relating to:

Profit before exceptional items b	32	176	159

Exceptional items:

Tax on exceptional items (note 6)	(52)	(20)	(22)

Exceptional tax (note 6)	—	—	(5)

	(20)	156	132

a	Represents a reassessment of the recovery of recognised and off-balance sheet deferred tax assets in line with the Group’s profit forecasts.
b	Includes $41m (2019: $113m, 2018: $93m) in respect of US taxes.

Summary of Reconciliation of Tax Charge Including Gain on Disposal of Assets

	Total a				Before exceptional items and System Fund b
	2020	2019	2018	2020	2019	2018
	%	%	%	%	%	%
Reconciliation of tax charge

UK corporation tax at standard rate	19.0	19.0	19.0	19.0	19.0	19.0

Tax credits	0.5	(0.8)	(0.5)	(1.7)	(0.6)	(0.3)

System Fund c	(6.6)	1.1	5.0	(1.1)	(0.5)	(0.5)

Impairment charges	—	1.7	—	—	—	—

Other permanent differences	(4.2)	1.3	0.6	12.1	0.8	0.3

Non-recoverable foreign taxes d	(5.1)	3.2	0.7	16.9	2.4	0.5

Net effect of different rates of tax in overseas businesses e	(4.5)	6.7	4.6	18.9	5.5	3.7

Effect of changes in tax rates and tax laws f	2.9	(0.4)	0.3	(9.6)	(0.3)	0.2

Reduction in current tax expense by previously unrecognised deferred tax assets	0.7	(0.4)	(0.4)	(2.4)	(0.3)	(0.3)

Items on which deferred tax arose but where no deferred tax is recognised g	(1.9)	—	—	5.1	—	—

Effect of adjustments to estimated recoverable deferred tax assets h	5.1	(0.4)	0.1	(16.9)	(0.3)	0.1

Reduction in deferred tax expense by previously unrecognised deferred tax assets	0.3	—	—	—	—	—

Adjustment to tax charge in respect of prior periods	0.9	(2.2)	(2.0)	(2.7)	(1.9)	(1.0)

	7.1	28.8	27.4	37.6	23.8	21.7

a	Calculated in relation to total (losses)/profits including exceptional items and System Fund.
b	Calculated in relation to profits excluding exceptional items and System Fund earnings.
c	The System Fund is, in general, not subject to taxation.
d
The large increase in 2020 when compared to 2019 is as a result of the material decrease in Group profitability. This has meant that the Group has no longer been able to obtain effective relief for withholding taxes incurred on its revenues and in respect of other taxes, primarily in the US and Singapore. The increase from 2018 to 2019 was caused by the recognition in 2018 of a carryback claim in the US in respect of foreign tax credits.

e
Before exceptional items and System Fund includes 18.9 percentage points (2019: 4.9 percentage points, 2018: 4.2 percentage points) driven by the relatively high blended US rate, which includes US Federal and State taxes as well as Base Erosion and Anti-Avoidance Tax (‘BEAT’). In 2020, the lower profitability has resulted in a large impact of BEAT, and the trading results in the year have led to a higher proportion of the Group’s profit being taxed in the US.

f
In 2020, the UK Government reversed a previously enacted drop to the UK rate of corporation tax. This has led to an increase in value to the Group’s existing deferred tax assets in the UK, contributing to a benefit to the Group effective tax rate, before exceptional items and System Fund, of 7.9 percentage points.

g	Predominantly in respect of losses arising in the year.
h	During 2020, the Group simplified its Group structure leading to an increase to existing deferred tax assets within the UK.

Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund
A reconciliation between total tax rate and tax rate before exceptional items and System Fund is shown below:

	2020			2019			2018
	(Loss)/ profit before tax $m	Tax $m	Rate %	Profit before tax $m	Tax $m	Rate %	Profit before tax $m	Tax $m	Rate %
Group income statement	(280)	(20)	7.1	542	156	28.8	482	132	27.4

Adjust for:

Exceptional items (note 6)	263	52		148	20		104	27

System Fund	102	—		49	—		146	—

	85	32	37.6	739	176	23.8	732	159	21.7

Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement
A reconciliation of tax paid to the total tax charge in the Group income statement is as follows:

	2020 $m	2019 $m	2018 $m
Current tax charge in the Group income statement	(34)	(159)	(95)

Current tax (charge)/credit in the Group statement of comprehensive income	(1)	2	1

Current tax credit taken directly to equity	—	4	8

Total current tax charge	(35)	(153)	(86)

Movements to tax contingencies a	(8)	3	(4)

Timing differences of cash tax paid and foreign exchange differences	2	9	22

Tax paid per cash flow	(41)	(141)	(68)

a
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlement of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

Summary of Deferred Tax
Deferred tax

	Property, plant, equipment and software $m	Other intangible assets $m	Application fees $m	Deferred gains on loan notes $m	Associates $m	Losses $m	Employee benefits $m	Deferred compen- sation $m	Credit losses $m	Contract costs $m	Other short-term temporary differences a $m	Total $m
At 1 January 2019	(120)	(18)	43	(35)	(56)	35	30	42	1	(14)	31	(61)

Group income statement	—	3	—	1	(2)	(9)	1	(1)	11	(2)	1	3

Assets of businesses acquired	—	—	—	—	—	—	—	—	—	—	2	2

Group statement of comprehensive income	—	—	—	—	—	—	1	—	—	—	(1)	—

Exchange and other adjustments	1	1	—	—	—	1	1	—	—	—	—	4

At 31 December 2019	(119)	(14)	43	(34)	(58)	27	33	41	12	(16)	33	(52)

Group income statement	23	14	(2)	—	—	28	—	1	10	(1)	(19)	54

Group statement of comprehensive income	—	—	—	—	—	6	1	—	—	—	8	15

Group statement of changes in equity	—	—	—	—	—	—	(1)	—	—	—	—	(1)

Exchange and other adjustments	1	—	1	—	1	—	1	—	—	—	(2)	2

At 31 December 2020	(95)	—	42	(34)	(57)	61	34	42	22	(17)	20	18

a
The above table has been re-presented in order to separately disclose the deferred tax on ‘deferred compensation’ and ‘credit losses’ (both previously disclosed in ‘other short-term temporary differences’), to disaggregate the deferred tax on ‘application fees’ and ‘contract costs’, to present deferred tax on share-based compensation within ‘employee benefits’ (previously disclosed within ‘other short-term temporary differences’) and to disclose deferred taxes on ‘contract assets’ within ‘other short-term temporary differences’ (previously disclosed within ‘Other intangible assets and contract assets’).

Summary of Deferred Taxes by Territory
The closing balance is further analysed by key territory as follows:

	Property, plant, equipment and software $m	Other intangible assets $m	Application fees $m	Deferred gains on loan notes $m	Associates $m	Losses $m	Employee benefits $m	Deferred compen- sation $m	Credit losses $m	Contract costs $m	Other short-term temporary differences $m	Total $m
UK	19	9	—	—	—	50	10	—	—	—	15	103

US	(115)	(10)	42	(34)	(57)	5	23	42	16	(11)	10	(89)

Other	1	1	—	—	—	6	1	—	6	(6)	(5)	4

At 31 December 2020	(95)	—	42	(34)	(57)	61	34	42	22	(17)	20	18

Summary of Deferred Tax Balance After Offset of Assets and Liabilities
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so is as follows:

	2020 $m	2019 $m
Analysed as:

Deferred tax assets	113	66

Deferred tax liabilities	(95)	(118)

	18	(52)

Summary of Unrecognised Deferred Tax Position
The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2020	2019	2020	2019
	$m	$m	$m	$m
Revenue losses	467	413	76	65

Capital losses	562	541	109	95

	1,029	954	185	160

Tax credits	12	13	12	13

Leases	—	25	—	7
Other a	19	2	3	1

	1,060	994	200	181

a	Primarily relates to costs incurred for which tax relief has not been obtained.

Summary of Unrecognized Deferred Tax Based on Expiry Date
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

	Gross		Unrecognised deferred tax
	2020	2019	2020	2019
	$m	$m	$m	$m
Expiry date

2021	33	31	8	6

2022	11	10	3	2

2023	2	2	—	—

2024	5	4	1	1

2025	110	91	26	20

2026	1	—	—	—

2027	3	3	1	1

After 2027	24	21	17	16